Subordinated borrowings	12 Months Ended
Dec. 31, 2017
Subordinated borrowings

34 Subordinated borrowings

	Coupon rate	Coupon date	Year of next call	2017	2016
Fixed floating subordinated notes
EUR 700 million	4%	Annually, April 25	2024	695	695
Non-cumulative subordinated notes
USD 525 million	8%	Quarterly, February 15	2018	69	72
At December 31				764	767

On April 25, 2014, Aegon issued EUR 700 million of subordinated notes, first callable on April 25, 2024, and maturing on April 25, 2044. The coupon is fixed at 4% until the first call date and floating thereafter.

Subordinated borrowings include a liability of EUR 69 million (2016: EUR 72 million) relating to the USD 525 million non-cumulative subordinated notes issued on February 7, 2012. The liability component of the non-cumulative subordinated notes is related to the redemption amount. For further information on the non-cumulative subordinated notes and their subordination refer to note 33 Other equity instruments.

These securities are subordinated and rank senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for optional and required deferral of interest payments. There have been no defaults or breaches of conditions during the period.

The fair value of these loans amounted to EUR 953 million (2016: EUR 844 million).

Aegon N.V [member]
Subordinated borrowings

15 Subordinated borrowings

	Coupon rate	Coupon date	Year of next call	2017	2016
Fixed floating subordinated notes
EUR 700 million	4%	Annually, April 25	2024	695	695
Non-cumulative subordinated notes
USD 525 million	8%	Quarterly, February 15	2018	69	72
At December 31				764	767

On April 25, 2014, Aegon issued EUR 700 million of subordinated notes, first callable on April 25, 2024, and maturing on April 25, 2044. The coupon is fixed at 4% until the first call date and floating thereafter.

Subordinated borrowings include a liability of EUR 69 million (2016: EUR 72 million) relating to the USD 525 million non-cumulative subordinated notes issued on February 7, 2012. The liability component of the non-cumulative subordinated notes is related to the redemption amount. For further information on the non-cumulative subordinated notes and their subordination refer to note 14 Other equity instruments.

These securities are subordinated and rank senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for optional and required deferral of interest payments. There have been no defaults or breaches of conditions during the period.

The fair value of these loans amounted to EUR 953 million (2016: EUR 844 million).